Revenue and expenses (Schedule of other operating expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue And Expenses [Line Items]
Other expenses	$ 29,779	$ 17,583
Regional costs [Member]
Revenue And Expenses [Line Items]
Other expenses	3,652	3,602
Loss on disposal of property, plant & equipment [Member]
Revenue And Expenses [Line Items]
Other expenses	7,038	5,088
Closure cost adjustment - non-producing properties [Member]
Revenue And Expenses [Line Items]
Other expenses	(4,602)	2,721
Allocation of community costs [Member]
Revenue And Expenses [Line Items]
Other expenses	1,768	2,880
Restructuring Manitoba [Member]
Revenue And Expenses [Line Items]
Other expenses	6,947	0
Copper World Preliminary Economic Assessment Study Costs [Member]
Revenue And Expenses [Line Items]
Other expenses	12,555	0
Other [Member]
Revenue And Expenses [Line Items]
Other expenses	$ 2,421	$ 3,292